Principal Activities and Organization - Schedule of the Company's Principal VIEs and VIEs' Subsidiaries (Detail)	6 Months Ended
Jun. 30, 2025
Jiangsu Radnova Intelligence Technology Co., Ltd.(formerly known as Jiangsu Yunxuetang Network Technology Co., Ltd.)
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Dec. 22, 2011
Percentage of economic interest	100.00%
Principal activities	Technology development and sales of SaaS platform
Beijing Xuanxing Intelligence Technology Co., Ltd. (formerly "Beijing Yunxuetang Network Technology Co., Ltd.") [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Aug. 21, 2012
Percentage of economic interest	100.00%
Principal activities	Technology development and sales of SaaS platform
Suzhou Xuanxing Intelligence Technology Co., Ltd (formerly "Suzhou Xuancai Network Technology Co., Ltd") [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 25, 2015
Percentage of economic interest	100.00%
Principal activities	Technology development and sales of SaaS platform